Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Sales	$ 16,805	$ 17,146	$ 16,952
Cost of Products Sold	10,516	10,877	11,428
Gross Profit	6,289	6,269	5,524
Marketing, research and general expenses	3,930	3,615	3,258
Impairment of intangible assets	97	658	0
Other (income) and expense, net	(438)	68	(43)
Operating Profit	2,700	1,928	2,309
Nonoperating expense	(60)	(95)	(73)
Interest income	48	66	14
Interest expense	(270)	(293)	(282)
Income from Continuing Operations Before Income Taxes and Equity Interests	2,418	1,606	1,968
Provision for income taxes	(442)	(343)	(405)
Income from Continuing Operations Before Equity Interests	1,976	1,263	1,563
Share of net income of equity companies	216	196	116
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,192	1,459	1,679
Income from Discontinued Operations, Net of Income Taxes	386	305	282
Net income	2,578	1,764	1,961
Net income attributable to noncontrolling interests	(33)	0	(27)
Net Income	$ 2,545	$ 1,764	$ 1,934
Income (Loss) from Continuing Operations, Per Basic Share	$ 6.43	$ 4.32	$ 4.90
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	1.15	0.90	0.83
Earnings Per Share [Abstract]
Basic Earnings per Share	7.58	5.22	5.73
Income (Loss) from Continuing Operations, Per Diluted Share	6.41	4.31	4.89
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	1.14	0.90	0.83
Diluted Earnings per Share	$ 7.55	$ 5.21	$ 5.72